Carnival Corporation & Plc Consolidated Balance Sheets - USD ($) $ in Millions		Nov. 30, 2015	Nov. 30, 2014
Current Assets
Cash and cash equivalents		$ 1,395	$ 331
Trade and other receivables, net		303	332
Insurance recoverables		109	154
Inventories		330	349
Prepaid expenses and other		314	322
Total current assets		2,451	1,488
Property and Equipment, Net	[1]	31,888	32,819
Goodwill		3,010	3,127
Other Intangibles		1,238	1,270
Other Assets		650	744
Total assets		39,237	39,448
Current Liabilities
Short-term borrowings	[2]	30	666
Current portion of long-term debt	[2]	1,344	1,059
Accounts payable		627	626
Accrued liabilities and other		1,683	1,538
Customer deposits		3,272	3,032
Total current liabilities		6,956	6,921
Long-Term Debt	[2]	7,413	7,363
Other Long-Term Liabilities		$ 1,097	$ 960
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		$ 8,562	$ 8,384
Retained earnings		20,060	19,158
Accumulated other comprehensive loss		(1,741)	(616)
Treasury stock, [70] shares at 2015 and 59 shares at 2014 of Carnival Corporation and [27] shares at 2015 and 32 shares at 2014 of Carnival plc, at cost		(3,475)	(3,087)
Total shareholders’ equity		23,771	24,204
Liabilities and Equity, Total		39,237	39,448
Common Stock
Shareholders’ Equity
Common stock		7	7
Ordinary Shares
Shareholders’ Equity
Common stock		$ 358	$ 358

[1]	At November 30, 2015 and 2014, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.5 billion, $11.7 billion, $0.3 billion and $0.1 billion and $18.7 billion, $12.6 billion, $0.3 billion and $0.1 billion, respectively.
[2]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2015, 50% and 50% (67% and 33% at November 30, 2014) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2015, 60% and 40% (52% and 48% at November 30, 2014) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2015, we were in compliance with all of our debt covenants.